Note 4 - Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

4.                  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            Principles of Consolidation

            The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany accounts and transactions have been eliminated on consolidation.  The Company’s investments for which its ownership exceeds 20%, but which are not majority-owned or controlled, are accounted for using the equity method if the Company has the ability to exercise significant influence over the companies’ operating and financial policies. When the Company’s carrying value in an equity investee company is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company has guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

            Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles accepted in the United States requires management to make estimates, judgements, and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates reflected in the Company’s consolidated financial statements include, but are not limited to, useful lives and residual values of long-lived assets, impairment assessment of long-lived assets and goodwill, allowance for accounts and other receivable, accounting for deferred income tax, income tax position, inventory valuation, valuation allowance of deferred tax assets. Actual results could differ from those estimates.

            Cash and Cash Equivalents

            Cash and cash equivalents includes cash on hand, bank deposits and all short-term highly liquid investments with an original maturity of three months and are readily convertible to known amounts of cash.

            Inventories

            Inventories are valued at the lower of cost or market. Cost is determined using the first-in, first-out or weighted average method.

If the expected selling price less completion costs and costs to execute sales (market) is lower than the carrying amount, a write-down is charged to expenses in cost of sales for the amount by which the carrying amount exceeds its market. When the finished goods that were previously written down to market are subsequently sold at above market, a recovery is credited to cost of sales. See note 10 - Valuation and Qualifying Accounts.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse.

Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. ASC 740, requires that deferred tax assets be evaluated for future realization and reduced by a valuation allowance to the extent the Company believes a portion will not be realized.  The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience and expectations of future taxable income by taxing jurisdiction, the carry-forward periods available to the Company for tax reporting purposes, and other relevant factors. Deferred income tax expense (benefit) is the net change during the year in the deferred income tax asset or liability.

The Company adopted the provisions of ASC 740 to account for uncertainties in income taxes.  ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions.  The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any.  The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement.  The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense.

            Property, Plant and Equipment

Property, plant and equipment are stated at cost less depreciation and any impairment losses. Asset leases qualifying as capital leases are also included in property, plant and equipment. Major renewals and improvements are capitalized and minor replacements, maintenance, and repair expenses are charged to current operations as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the respective lease term, whichever is shorter, as follows:

Land	Nil
Land use rights	15 - 50 years
Buildings	5 - 30 years
Machinery and equipment	5 - 10 years
Motor vehicles	3 - 10 years
Office equipment	3 - 10 years

No depreciation expense is charged for construction in progress and machinery and equipment under installation.

Capitalized interest on construction in progress is added to the cost of the underlying asset and is depreciated over the estimated useful life of the asset in the same manner as the underlying asset. Interest capitalized for 2010 and 2011 amounted to $nil and $9, respectively. The capitalized interest was related to and has been included as part of the cost of Ningbo Pacific’s construction in progress.

When property and equipment are retired, sold or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

In 2006, the Company terminated the Ningbo Pacific joint venture and liquidated its major equipment at the Ningbo Pacific facility. In October 2009, the Company has made a resolution to acquire an additional 5.42% shareholding of Ningbo Pacific from the Republic of China (“PRC”) joint venture partner. The Company plans to resume manufacturing operation with new constructed facilities at the Ningbo Pacific site.  The acquisition of additional shareholding is expected to be completed in early 2013.

Goodwill

            Goodwill represents the excess of the cost of purchased business over the fair value of the underlying net assets acquired. Goodwill, is not amortized, but tested for impairment at least annually or more frequently if circumstances indicate that impairment may exist.  The Company determined it has three reporting units in which the entire goodwill was allocated to manufactured product segment.

            In accordance with ASC 350 “Intangible - Goodwill and Others”, (“ASC 350”), the Company performed a two-step test to assess goodwill impairment as of December 31, 2011. First, the Company identifies potential goodwill impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company determines fair value using a discounted cash flow approach and makes reference to the market capitalization of the Company. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss.

Based on the Company’s assessment conducted as of December 31, 2011, the Company recognized goodwill impairment charges of $8,791, and the carrying amount was $nil as of December 31, 2011. See note 6 - Goodwill.

            Investments

            Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such designation as of each balance sheet date.

            The Company accounts for its investments in equity securities of privately-held companies as cost method investment in accordance to ASC 325, “Investments - Others” as these securities do not have readily determinable fair value. Investments in which the Company does not have a controlling interest or an ownership voting interest to exert significant influence, and which are not publicly traded are accounted for at cost.

            The Company accounts for its investments in equity securities that have readily determinable fair value using ASC 320, “Investments - Debt and Equity Securities”. Equity securities are classified as available-for-sale, as the Company does not trade in these securities, but rather they are held as longer term investments due to business relationships with the entities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders’ equity.  Realized gains and losses and declines in values judged to be other-than-temporary on available-for-sale securities are included in investment income.  The cost of securities sold is based on the specific identification method.  Interest and dividends on securities classified as available-for-sale are included in investment income.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting under ASC sub-topic 323-10, “Investments-Equity Method and Joint Ventures: Overall” (“ASC 323-10”), and included as investment in equity investees in the balance sheets. Under the equity method, the Company’s proportionate share of each equity investee’s net income or loss is included as share of income (losses) in equity investees in the statements of operations. An investor shall record its proportionate share of the investee’s equity adjustments for other comprehensive income (e.g. foreign currency items, etc) as increase or decrease to the investment account with corresponding adjustment in equity. The Company evaluated the investment in equity investee for impairment under ASC 323-10. An impairment loss on the investment in equity investee is recognized in the statements of operations when the decline in value is determined to be other-than-temporary.

            A judgmental aspect of accounting for investments (including investments in equity investees) involves determining whether an other-than-temporary decline in value of the investment has been sustained.  If it has been determined that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value, by a charge to earnings.  Such evaluation is dependent on the specific facts and circumstances.  Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include: the market value of the security in relation to its cost basis; the financial condition of the investee; and the intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.

In 2009, 2010 and 2011, the Company recorded an impairment charge of $nil, $346 and $nil, respectively, related to certain available-for-sale investment.

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with ASC 360, “Property, Plant and Equipment”.  Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  In such instances, the Company estimates the undiscounted future cash flows that result from the use of the asset and its ultimate disposition.  If the sum of the undiscounted cash flows is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the asset group, determined principally using discounted cash flows.

In 2009, the Company recorded an impairment charge of $77 related to the impairment of a factory in Thailand (included in the manufactured products segment) that is not being used for operation.  The impairment charge was recorded to reduce the carrying value of the identified assets to fair values. Fair values were derived using a variety of methodologies, including cash flow analysis, estimates of sales proceeds and independent appraisals. Where cash flow analyses were used to estimate fair values, key assumptions employed, included estimates of future growth, estimates of gross margins and estimates of the impact of inflation. The charges were primarily the result of management’s revised outlook due to the prolonged unfavorable market conditions.

There was no impairment charge in 2010. In 2011, the Company recorded an impairment charge of $25 related to the damage to Siam Pacific’s machinery due to the flooding in Thailand. The impairment is stated as a line item, “Charges related to flooding” within operating expenses. See note 14.

Account Receivables and allowance for doubtful accounts

Accounts receivables are stated at face value less any allowance for doubtful accounts. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, customer financial condition, past transaction history with the customer, current economic industry trends, and changes in customer payment terms.

Lease obligations

In accordance with ASC 840, Leases, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capitalized lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out below under property, plant and equipment.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Revenue Recognition

            Revenue represents the invoiced value of goods sold, net of value added tax and returns, invoiced value on distribution activities, and service fee income on installation activities.  Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. The following specific recognition criteria must also be met before revenue is recognized.

            Sales of manufactured goods and distributed products

            The Company recognizes revenue from the sale of manufactured goods and distributed products upon passage of title to the customer that coincides with their delivery and acceptance. These revenue recognition are recognized in accordance with SEC Staff Accounting Bulletin (SAB) No. 104. The Company recognizes its revenue of sale of distributed products at gross as the Company is the primary obligor in the transaction.

The Company classifies shipping and handling costs incurred within cost of sales.

            Supply, Delivery and Installation

The Company’s supply, delivery and installation services are considered as multiple elements arrangements and are accounted for in accordance with ASC subtopic 605-25, “Revenue Recognition: Multiple-Element Arrangements” (“ASC 605-25”). Elements such as installation service and sale of cables are considered as separate elements contained in a single arrangement, or in related arrangements with the same customer. The Company allocates revenue to each element based on its relative fair value. The allocation of the fair value to the delivered elements is limited to the amount that is not contingent on future delivery of services or subject to customer-specified return or refund privileges.  The Company prospectively adopted Accounting Standards Update (“ASU”) No. 2009-13, Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”), a consensus of the FASB Emerging Issues Task Force that amends ASC 605-25, on January 1, 2011.

In accordance with ASU 2009-13, certain delivered items in multiple-element arrangements, which previously would not qualify for separate units of accounting due to the lack of vendor-specific objective evidence or third-party evidence of selling price, are accounted for as separate units of accounting, to which the total consideration of the arrangements is allocated based on management’s best estimate of the selling price (“BESP”). We consider all reasonably available information in determining the BESP, including both market and entity-specific factors. The adoption of ASU 2009-13 does not have a material effect on our financial statements, the units of accounting and the pattern and timing of revenue recognition is not changed materially.

The Company recognizes revenue from installation activities using the percentage-of-completion method, based on the customer certification of the distance of cable laid with respect to the estimated total contract revenue, and in accordance with ASC 605-35, “Revenue Recognition-Construction-Type and Production-Type Contracts”. The timing of revenue recognition of cable sales and installation services are substantially identical.

            Bill-and-hold arrangements

            The Company recognizes revenue of sale of cables under bill-and-hold arrangements requested by certain customers in Thailand, in accordance with SAB 104.

As at December 31, 2009, 2010 and 2011, the revenue recognized under bill-and-hold arrangements where the cables were yet delivered was $8.6 million, $17.9 million and $5.8 million, respectively.

Customers’ incentive

The Company offers sales incentives in connection with power cable sales to wholesalers and distributors. These incentives include both rebates offered to customers for purchasing a certain volume of product during the year and settlement discounts for early payment of sales invoices. Both forms of incentives are recognized as a reduction to gross sales.

Foreign Currency Translation and Transactions

The functional currency of the Company’s international subsidiaries is generally the local currency or U.S. Dollars.  For these subsidiaries, the Company translates the assets and liabilities at exchange rates in effect at the balance sheet date and income and expense accounts at average exchange rates during the year.  Resulting currency translation adjustments are recorded directly to accumulated other comprehensive income within stockholders’ equity.

Foreign currency transactions are recorded at the applicable rates of exchange in effect at the transaction dates.  Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date.  Gains and losses from foreign currency transactions are recorded in the consolidated statements of operations.

 Foreign Currency Forward Contracts

The Company recognizes derivative financial instruments in the consolidated financial statements at fair value regardless of the purposes or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in income or in shareholders’ equity as a component of comprehensive income depending on whether the derivative financial instruments qualify for hedge accounting, and if so, whether they qualify as a fair value or cash flow hedge.

Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in the fair value of the hedged items that relate to the hedged risks. Changes in fair value of derivatives accounted for as cash flow hedges, to the extent they are effective as hedges, are recorded in other comprehensive income net of deferred taxes. Changes in fair value of derivatives used as hedges of the net investment in foreign operations are reported in other comprehensive income as part of the cumulative translation adjustment. Changes in fair values of derivatives not qualifying as hedges are reported in the consolidated statements of operations.

The Company’s subsidiaries use forward foreign exchange contracts to reduce their exposure to foreign currency risk for liabilities denominated in foreign currency. A forward foreign exchange contract obligates the Company to exchange predetermined amounts of specified foreign currencies at specified exchange rates on specified dates or to make an equivalent U.S. dollar payment equal to the value of such exchange.  Realized and unrealized gains and losses on foreign exchange contracts are included as foreign exchange gains or losses in the consolidated statements of operations as such contracts do not qualify for hedge accounting.

As of December 31, 2010 and 2011, the Company had outstanding forward exchange purchase contracts with notional values of $nil and $2,317, respectively. The outstanding forward exchange contracts as of December 31, 2011 matured in January 2012. The Company records these contracts at fair value with the related gains and losses of $nil, $nil and $64, for the years ended December 31, 2009, 2010 and 2011, respectively in the consolidated statements of operations.

Copper Future Contracts

Copper future contracts are designed to manage the Company’s consolidated exposure to change in inventory value due to fluctuations in market prices for selected operating units. Within the ordinary course of business the Company routinely enters into purchase transactions for copper. The majority of these transactions take the form of contracts that were entered into and continue to be held for the purpose of receipt or delivery of the copper in accordance with the Company’s expected sales or production timing or usage requirements. Such contracts are not within the scope of hedging accounting, or derivatives. To date, these contract positions have not had a material effect on the Company’s financial position, results of operations or cash flow.

            Earnings (Loss) Per Share

            Basic and diluted earnings (loss) per share are calculated in accordance with ASC 260, “Earnings Per Share”.  There are no dilutive equity instruments for all periods presented.

Fair Value Measurements

Effective from January 1, 2008, the Company adopted the provisions of ASC 820, “Fair Value Measurements and Disclosures” for financial assets and liabilities. Under ASC 820, fair value is defined as the price that would have been received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•   Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•   Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•   Level 3 - Valuations based on unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorizes as Level 3.

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, trade receivables, other current assets, trade payables, related party balances and other liabilities approximate their fair value due to the short-term maturities of such instruments.

Recent Pronouncements

In May 2011, the FASB issued an additional guidance ASU 2011-04  “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” which clarifies the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued an ASU 2011-05“Presentation of Comprehensive Income” which amended guidance for the presentation of comprehensive income. The amended guidance requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amended guidance also requires presentation of adjustments for items that are reclassified from other comprehensive income to net income in the statement where the components of net income and the components of other comprehensive income are presented. The amended guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company believes the adoption of this update will change the order in which certain financial statements are presented and provide additional detail on those financial statements when applicable, but will not have any other impact on its financial statements or results of operations. The Company plans to adopt this standard with effect during and from the interim period ended March 31, 2012.

In December 2011, ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. This ASU defers the changes in ASU 2011-05 that relate to the presentation of reclassification adjustments and supersedes certain pending paragraphs. ASU 2011-12 will be applied retrospectively. ASU 2011-12 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company believes the adoption of this update will change the order in which certain financial statements are presented and provide additional detail on those financial statements when applicable, but will not have any other impact on its financial statements or results of operations. The Company plans to adopt this standard during the interim period ended March 31, 2012.